Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Accrued vacation	$ 3,566	$ 3,464
Taxes payable	36	40
Accrued expenses- related party	142	142
Accrued expenses	2,513	2,977
Other current liabilities	$ 6,257	$ 6,623